Top Series of Variable Annuities

The Ohio National Life Insurance Company

Ohio National Variable Account A

Ohio National Variable Account B

Supplement dated October 1, 2012

to the Prospectuses dated May 1, 2012

The following supplements and amends the prospectuses dated May 1, 2012:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective October 1, 2012, the following is an additional Available Fund under your contract:

Fund	Investment Adviser (Subadviser)
Janus Aspen Series
INTECH U.S. Low Volatility Portfolio	Janus Capital Management LLC